UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments – Schwab 1000 Index Fund
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2009 – January 31, 2010

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.9%		Common Stock	2,351,972	4,328,909
	—%	Rights	—	2
	—%	Other Investment Company	1,069	1,069
	—%	Short-Term Investments	1,425	1,425

99.9%		Total Investments	2,354,466	4,331,405
0.3%		Collateral Invested for Securities on Loan	14,079	14,079
(0	.2)%	Other Assets and Liabilities, Net		(8,481)

100.0%		Net Assets		4,337,003

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.9% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	53,698	1,884
Ford Motor Co. *	1,264,887	13,711
Gentex Corp.	66,272	1,271
Harley-Davidson, Inc.	93,192	2,119
Johnson Controls, Inc.	250,374	6,968
The Goodyear Tire & Rubber Co. *	105,400	1,406
WABCO Holdings, Inc.	11,500	297

		27,656

Banks 3.1%
Associated Banc-Corp.	57,148	727
Astoria Financial Corp.	23,304	308
BancorpSouth, Inc.	30,000	686
Bank of Hawaii Corp.	23,032	1,047
BB&T Corp.	255,700	7,126
BOK Financial Corp.	10,000	474
CapitalSource, Inc.	10,579	51
Capitol Federal Financial	6,000	196
City National Corp.	16,532	817
Comerica, Inc.	70,128	2,420
Commerce Bancshares, Inc.	33,397	1,322
Cullen/Frost Bankers, Inc.	24,800	1,273
Fifth Third Bancorp	311,384	3,874
First Citizens BancShares, Inc., Class A	1,150	193
First Horizon National Corp. *	80,647	1,044
First Niagara Financial Group, Inc.	50,000	686
FirstMerit Corp.	32,469	665
Fulton Financial Corp.	72,544	670
Hudson City Bancorp, Inc.	220,240	2,923
Huntington Bancshares, Inc.	165,098	791
International Bancshares Corp.	10,950	228
Investors Bancorp, Inc. *	10,100	119
KeyCorp	300,914	2,161
M&T Bank Corp. (a)	35,543	2,621
Marshall & Ilsley Corp.	150,531	1,040
New York Community Bancorp, Inc.	137,882	2,072
NewAlliance Bancshares, Inc.	45,000	524
People’s United Financial, Inc.	140,593	2,273
PNC Financial Services Group, Inc.	184,734	10,240
Popular, Inc.	49,386	106
Regions Financial Corp.	393,806	2,501
SunTrust Banks, Inc.	182,693	4,445
Synovus Financial Corp.	131,441	363
TCF Financial Corp.	48,584	711
TFS Financial Corp.	34,000	437
U.S. Bancorp	746,805	18,730
UMB Financial Corp.	6,350	251
Valley National Bancorp	49,932	687
Wells Fargo & Co.	2,011,396	57,184
Westamerica Bancorp	10,000	556
Wilmington Trust Corp.	30,237	397
Zions Bancorp	50,098	950

		135,889

Capital Goods 8.0%
3M Co.	280,934	22,612
Acuity Brands, Inc.	2,500	90
Aecom Technology Corp. *	34,000	917
AGCO Corp. *	41,700	1,289
Alliant Techsystems, Inc. *	13,438	1,061
AMETEK, Inc.	49,247	1,795
Armstrong World Industries, Inc. *	600	22
Bucyrus International, Inc., Class A	24,000	1,257
Carlisle Cos, Inc.	20,236	678
Caterpillar, Inc.	249,776	13,048
CLARCOR, Inc.	17,000	551
Cooper Industries plc, Class A	64,300	2,759
Crane Co.	3,184	97
Cummins, Inc.	83,132	3,754
Curtiss-Wright Corp.	2,500	76
Danaher Corp.	106,520	7,600
Deere & Co.	169,446	8,464
Donaldson Co., Inc.	25,900	990
Dover Corp.	80,437	3,449
Eaton Corp.	67,959	4,162
Emerson Electric Co.	300,888	12,499
Fastenal Co.	50,900	2,111
First Solar, Inc. (a)*	16,000	1,813
Flowserve Corp.	25,341	2,285
Fluor Corp.	76,058	3,449
Foster Wheeler AG *	58,856	1,647
GATX Corp.	2,700	71
General Cable Corp. *	10,000	291
General Dynamics Corp.	154,924	10,357
General Electric Co.	4,195,122	67,458

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Goodrich Corp.	54,298	3,362
Graco, Inc.	25,194	672
Granite Construction, Inc.	1,300	40
Harsco Corp.	38,900	1,158
Honeywell International, Inc.	304,099	11,750
Hubbell, Inc., Class B	25,332	1,091
Icahn Enterprises L.P.	500	23
IDEX Corp.	37,306	1,053
Illinois Tool Works, Inc.	156,204	6,809
Ingersoll-Rand plc	126,379	4,102
ITT Corp.	76,544	3,698
Jacobs Engineering Group, Inc. *	54,856	2,073
Joy Global, Inc.	45,008	2,059
KBR, Inc.	70,000	1,311
Kennametal, Inc.	35,198	862
L-3 Communications Holdings, Inc.	47,974	3,998
Lennox International, Inc.	22,000	841
Lincoln Electric Holdings, Inc.	18,000	879
Lockheed Martin Corp.	128,304	9,561
Masco Corp.	143,736	1,949
McDermott International, Inc. *	89,812	2,121
Moog, Inc., Class A *	1,300	39
MSC Industrial Direct Co., Inc., Class A	5,358	231
Navistar International Corp. *	22,000	814
Northrop Grumman Corp.	127,232	7,201
Owens Corning, Inc. *	43,300	1,114
PACCAR, Inc.	147,489	5,314
Pall Corp.	55,133	1,900
Parker Hannifin Corp.	66,253	3,704
Pentair, Inc.	46,300	1,414
Precision Castparts Corp.	57,001	5,999
Quanta Services, Inc. *	70,000	1,275
Raytheon Co.	156,990	8,231
Rockwell Automation, Inc.	62,049	2,993
Rockwell Collins, Inc.	68,253	3,630
Roper Industries, Inc.	39,091	1,958
Seaboard Corp.	12	15
Snap-on, Inc.	27,350	1,118
Spirit AeroSystems Holdings, Inc., Class A *	12,100	260
SPX Corp.	22,914	1,248
SunPower Corp., Class A *	32,000	653
Teledyne Technologies, Inc. *	1,400	52
Terex Corp. *	40,782	797
Textron, Inc.	116,138	2,268
The Boeing Co.	287,389	17,416
The Shaw Group, Inc. *	30,669	990
The Stanley Works	30,594	1,568
The Timken Co.	43,594	977
Thomas & Betts Corp. *	23,129	781
TransDigm Group, Inc.	2,200	106
Trinity Industries, Inc.	4,691	73
Tyco International Ltd.	189,098	6,700
United Technologies Corp.	370,363	24,992
URS Corp. *	37,000	1,661
USG Corp. (a)*	1,706	21
Valmont Industries, Inc.	1,200	83
W.W. Grainger, Inc.	27,176	2,698
Wabtec Corp.	19,000	728
Woodward Governor Co.	1,650	42

		347,128

Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	42,460	1,380
Cintas Corp.	48,110	1,208
Clean Harbors, Inc. *	5,000	286
Copart, Inc. *	26,914	909
Corrections Corp. of America *	50,000	936
Covanta Holding Corp. *	54,848	960
Equifax, Inc.	57,900	1,853
FTI Consulting, Inc. *	18,000	746
IHS, Inc., Class A *	12,000	617
Iron Mountain, Inc. *	73,387	1,678
Manpower, Inc.	35,091	1,817
Monster Worldwide, Inc. *	34,500	538
Pitney Bowes, Inc.	89,741	1,877
R.R. Donnelley & Sons Co.	84,419	1,673
Republic Services, Inc.	137,281	3,678
Robert Half International, Inc.	66,991	1,803
Rollins, Inc.	9,800	193
Stericycle, Inc. *	33,498	1,773
Tetra Tech, Inc. *	14,300	324
The Brink’s Co.	9,915	232
The Dun & Bradstreet Corp.	23,525	1,858
Towers Watson & Co., Class A	16,000	698
Waste Connections, Inc. *	36,000	1,158
Waste Management, Inc.	202,377	6,486

		34,681

Consumer Durables & Apparel 1.0%
Coach, Inc.	130,310	4,545
D.R. Horton, Inc.	111,397	1,313
Eastman Kodak Co. *	25,121	152
Fortune Brands, Inc.	64,128	2,666
Garmin Ltd. (a)	31,686	1,024
Hanesbrands, Inc. *	10,000	230
Harman International Industries, Inc.	28,097	999
Hasbro, Inc.	54,625	1,669
KB HOME	11,076	169
Leggett & Platt, Inc.	72,044	1,316
Lennar Corp., Class A	46,575	715
M.D.C. Holdings, Inc.	3,679	124
Mattel, Inc.	157,197	3,100
Mohawk Industries, Inc. *	24,839	1,029
Newell Rubbermaid, Inc.	116,426	1,580
NIKE, Inc., Class B	157,268	10,026
NVR, Inc. *	2,298	1,572
Polo Ralph Lauren Corp.	24,895	2,041
Pulte Homes, Inc. *	125,899	1,324
The Black & Decker Corp.	23,880	1,544
Toll Brothers, Inc. *	54,500	1,007
Tupperware Brands Corp.	23,000	977
VF Corp.	39,182	2,822
Whirlpool Corp.	32,515	2,444

		44,388

Consumer Services 1.8%
Apollo Group, Inc., Class A *	46,171	2,797
Brinker International, Inc.	11,100	181
Burger King Holdings, Inc.	3,100	54
Career Education Corp. *	31,000	674

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Carnival Corp. *	184,460	6,148
Chipotle Mexican Grill, Inc., Class A *	12,000	1,158
Choice Hotels International, Inc.	800	25
Corinthian Colleges, Inc. *	11,400	160
Darden Restaurants, Inc.	59,465	2,198
DeVry, Inc.	27,000	1,649
H&R Block, Inc.	130,798	2,815
International Game Technology	118,026	2,165
International Speedway Corp., Class A	869	22
ITT Educational Services, Inc. *	13,301	1,288
Las Vegas Sands Corp. *	99,663	1,545
Marriott International, Inc., Class A	131,475	3,449
McDonald’s Corp.	432,236	26,984
MGM MIRAGE *	55,987	619
Panera Bread Co., Class A *	15,000	1,071
Penn National Gaming, Inc. *	29,860	806
Royal Caribbean Cruises Ltd. (a)*	55,091	1,437
Scientific Games Corp., Class A *	1,543	22
Service Corp. International	118,400	908
Starbucks Corp. *	310,227	6,760
Starwood Hotels & Resorts Worldwide, Inc.	83,442	2,780
Strayer Education, Inc. (a)	5,000	1,039
Weight Watchers International, Inc.	629	18
Wendy’s/Arby’s Group, Inc., Class A	75,000	346
Wyndham Worldwide Corp.	66,517	1,396
Wynn Resorts Ltd.	31,642	1,958
Yum! Brands, Inc.	192,776	6,595

		79,067

Diversified Financials 7.2%
Affiliated Managers Group, Inc. *	15,459	936
AllianceBernstein Holding L.P.	35,189	906
American Express Co.	503,577	18,965
Ameriprise Financial, Inc.	99,857	3,818
Bank of America Corp.	3,919,741	59,502
Bank of New York Mellon Corp.	491,096	14,286
BlackRock, Inc.	10,265	2,195
Capital One Financial Corp.	169,453	6,246
Citigroup, Inc.	7,611,662	25,271
CME Group, Inc.	28,776	8,253
Discover Financial Services	201,824	2,761
Eaton Vance Corp.	50,384	1,451
Federated Investors, Inc., Class B	39,050	991
Franklin Resources, Inc.	66,586	6,594
Greenhill & Co., Inc.	1,100	86
IntercontinentalExchange, Inc. *	30,589	2,921
Invesco Ltd.	172,090	3,321
Janus Capital Group, Inc.	81,800	999
Jefferies Group, Inc. *	50,652	1,294
JPMorgan Chase & Co.	1,587,978	61,836
Knight Capital Group, Inc., Class A *	5,500	86
Lazard Ltd., Class A	12,200	470
Legg Mason, Inc.	59,914	1,545
Leucadia National Corp. *	75,164	1,678
Moody’s Corp.	91,126	2,514
Morgan Stanley	512,048	13,713
MSCI, Inc., Class A *	1,950	58
Northern Trust Corp.	93,076	4,702
NYSE Euronext	107,400	2,514
Och-Ziff Capital Management Group, Class A	4,900	66
Raymond James Financial, Inc.	33,649	852
SEI Investments Co.	58,748	1,040
SLM Corp. *	190,324	2,004
State Street Corp.	187,350	8,033
T. Rowe Price Group, Inc.	112,950	5,605
TD Ameritrade Holding Corp. *	101,631	1,805
The Blackstone Group L.P.	117,900	1,430
The Charles Schwab Corp. (b)	378,765	6,928
The Goldman Sachs Group, Inc.	208,932	31,072
The NASDAQ OMX Group, Inc. *	62,137	1,118
Waddell & Reed Financial, Inc., Class A	30,000	940

		310,805

Energy 11.7%
Alpha Natural Resources, Inc. *	38,000	1,543
Anadarko Petroleum Corp.	197,748	12,612
Apache Corp.	142,800	14,104
Arch Coal, Inc.	50,700	1,068
Atwood Oceanics, Inc. *	11,000	369
Baker Hughes, Inc.	135,707	6,145
Bill Barrett Corp. *	1,800	56
BJ Services Co.	116,646	2,411
Boardwalk Pipeline Partners L.P. (a)	1,200	35
BP Prudhoe Bay Royalty Trust (a)	4,700	383
Buckeye Partners L.P.	14,000	777
Cabot Oil & Gas Corp.	44,774	1,714
Cameron International Corp. *	100,200	3,774
Chesapeake Energy Corp.	236,597	5,863
Chevron Corp.	802,177	57,853
Cimarex Energy Co.	29,215	1,438
CNX Gas Corp. *	900	24
Comstock Resources, Inc. *	9,400	367
Concho Resources, Inc. *	20,300	911
ConocoPhillips	597,166	28,664
CONSOL Energy, Inc.	82,598	3,850
Continental Resources, Inc. *	500	19
Denbury Resources, Inc. *	99,284	1,345
Devon Energy Corp.	188,582	12,618
Diamond Offshore Drilling, Inc.	28,929	2,648
Dresser-Rand Group, Inc. *	30,000	887
El Paso Corp.	304,781	3,094
El Paso Pipeline Partners L.P.	1,450	35
Enbridge Energy Partners L.P.	23,100	1,200
Encore Acquisition Co. *	9,900	471
Energy Transfer Equity L.P.	28,350	908
Energy Transfer Partners L.P.	40,400	1,808
Ensco International PLC	56,628	2,210
Enterprise GP Holdings L.P.	600	23
Enterprise Products Partners L.P.	159,781	4,901
EOG Resources, Inc.	108,752	9,833
EXCO Resources, Inc.	44,000	772
Exterran Holdings, Inc. *	3,799	77
Exxon Mobil Corp.	1,884,122	121,394
FMC Technologies, Inc. *	53,784	2,860
Forest Oil Corp. *	32,615	787
Frontier Oil Corp.	3,658	46
Halliburton Co.	382,788	11,181
Helmerich & Payne, Inc.	46,192	1,932

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Hess Corp.	122,123	7,058
Holly Corp.	1,700	44
Kinder Morgan Energy Partners L.P.	78,700	4,788
Kinder Morgan Management L.L.C. *	28,897	1,564
Linn Energy L.L.C.	15,400	401
Magellan Midstream Partners L.P.	30,000	1,260
Marathon Oil Corp.	300,796	8,967
Massey Energy Co.	37,501	1,445
Murphy Oil Corp.	82,544	4,216
Nabors Industries Ltd. *	129,088	2,879
National-Oilwell Varco, Inc.	181,726	7,433
Natural Resource Partners L.P.	750	18
Newfield Exploration Co. *	53,066	2,597
Noble Corp.	105,750	4,264
Noble Energy, Inc.	76,161	5,631
NuStar Energy L.P.	16,895	941
Occidental Petroleum Corp.	335,316	26,269
Oceaneering International, Inc. *	19,000	1,039
ONEOK Partners L.P.	12,800	794
Overseas Shipholding Group, Inc.	900	40
Patterson-UTI Energy, Inc.	70,321	1,080
Peabody Energy Corp.	116,021	4,887
Petrohawk Energy Corp. *	106,000	2,367
Pioneer Natural Resources Co.	53,111	2,336
Plains All American Pipeline L.P.	43,032	2,285
Plains Exploration & Production Co. *	44,757	1,493
Pride International, Inc. *	72,494	2,146
Quicksilver Resources, Inc. *	17,890	238
Range Resources Corp.	65,628	3,019
Rowan Cos., Inc. *	44,283	951
SandRidge Energy, Inc. *	8,400	71
Schlumberger Ltd.	495,306	31,432
SEACOR Holdings, Inc. *	1,900	133
Smith International, Inc.	91,759	2,782
Southern Union Co.	49,962	1,101
Southwestern Energy Co. *	146,688	6,290
Spectra Energy Corp.	266,321	5,659
St. Mary Land & Exploration Co.	11,313	362
Sunoco Logistics Partners L.P.	600	41
Sunoco, Inc.	54,500	1,367
Superior Energy Services, Inc. *	35,000	804
Teekay Corp.	2,168	54
Tesoro Corp.	51,312	641
The Williams Cos., Inc.	259,221	5,402
Tidewater, Inc.	24,568	1,150
Ultra Petroleum Corp. *	63,612	2,922
Unit Corp. *	8,600	392
Valero Energy Corp.	223,020	4,108
W&T Offshore, Inc.	1,300	12
Weatherford International Ltd. *	295,996	4,641
Whiting Petroleum Corp. *	16,000	1,065
XTO Energy, Inc.	230,697	10,282

		508,171

Food & Staples Retailing 2.5%
BJ’s Wholesale Club, Inc. *	12,800	432
Costco Wholesale Corp.	177,899	10,217
CVS Caremark Corp.	553,711	17,924
Ruddick Corp.	950	27
Safeway, Inc.	174,597	3,920
SUPERVALU, Inc.	76,356	1,123
Sysco Corp.	239,290	6,698
The Kroger Co.	264,013	5,658
Wal-Mart Stores, Inc.	840,227	44,893
Walgreen Co.	392,469	14,148
Whole Foods Market, Inc. *	56,216	1,530

		106,570

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	836,965	16,622
Archer-Daniels-Midland Co.	269,985	8,091
Brown-Forman Corp., Class B	43,540	2,235
Bunge Ltd.	51,592	3,033
Campbell Soup Co.	88,658	2,936
Central European Distribution Corp. *	2,500	80
Coca-Cola Enterprises, Inc.	139,072	2,808
ConAgra Foods, Inc.	183,997	4,184
Constellation Brands, Inc., Class A *	76,932	1,237
Corn Products International, Inc.	32,500	924
Dean Foods Co. *	67,533	1,191
Del Monte Foods Co.	75,738	862
Dr. Pepper Snapple Group, Inc.	90,000	2,489
Flowers Foods, Inc.	16,500	401
Fresh Del Monte Produce, Inc. *	1,100	22
General Mills, Inc.	133,500	9,520
H.J. Heinz Co.	130,698	5,702
Hansen Natural Corp. *	28,300	1,088
Hormel Foods Corp.	27,247	1,054
Kellogg Co.	102,731	5,591
Kraft Foods, Inc., Class A	600,564	16,612
Lorillard, Inc.	60,000	4,542
McCormick & Co., Inc.	52,754	1,915
Molson Coors Brewing Co., Class B	58,672	2,464
PepsiAmericas, Inc.	7,600	221
PepsiCo, Inc.	621,087	37,029
Philip Morris International, Inc.	758,965	34,541
Ralcorp Holdings, Inc. *	23,000	1,421
Reynolds American, Inc.	71,684	3,814
Sara Lee Corp.	290,172	3,523
Smithfield Foods, Inc. *	46,235	696
The Coca-Cola Co.	882,854	47,895
The Hershey Co.	66,424	2,420
The J.M. Smucker Co.	48,601	2,919
The Pepsi Bottling Group, Inc.	57,232	2,129
Tootsie Roll Industries, Inc.	768	20
Tyson Foods, Inc., Class A	116,959	1,616

		233,847

Health Care Equipment & Services 4.6%
Aetna, Inc.	177,477	5,319
Allscripts-Misys Healthcare Solutions, Inc. *	1,400	23
AMERIGROUP Corp. *	1,900	48
AmerisourceBergen Corp.	121,020	3,299
Baxter International, Inc.	238,745	13,749
Beckman Coulter, Inc.	27,428	1,793
Becton Dickinson & Co.	95,365	7,188
Boston Scientific Corp. *	611,507	5,277
C.R. Bard, Inc.	40,600	3,365

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Cardinal Health, Inc.	147,610	4,881
Cerner Corp. *	28,826	2,181
CIGNA Corp.	112,254	3,791
Community Health Systems, Inc. *	40,206	1,312
Coventry Health Care, Inc. *	65,962	1,509
Covidien plc	196,948	9,958
DaVita, Inc. *	43,625	2,607
DENTSPLY International, Inc.	63,000	2,112
Edwards Lifesciences Corp. *	23,696	2,124
Express Scripts, Inc. *	103,562	8,685
Gen-Probe, Inc. *	22,670	973
Haemonetics Corp. *	1,300	74
Health Net, Inc. *	51,000	1,237
Henry Schein, Inc. *	35,919	1,941
Hologic, Inc. *	105,370	1,588
Hospira, Inc. *	67,640	3,425
Humana, Inc. *	70,391	3,422
IDEXX Laboratories, Inc. *	26,298	1,380
Immucor, Inc. *	7,000	130
IMS Health, Inc.	70,289	1,521
Intuitive Surgical, Inc. *	16,115	5,287
Inverness Medical Innovations, Inc. *	28,000	1,130
Kinetic Concepts, Inc. *	25,492	1,053
Laboratory Corp. of America Holdings *	44,122	3,137
Lincare Holdings, Inc. *	33,050	1,217
Magellan Health Services, Inc. *	2,400	95
Masimo Corp. *	4,000	111
McKesson Corp.	110,647	6,508
Medco Health Solutions, Inc. *	189,286	11,637
MEDNAX, Inc. *	20,354	1,157
Medtronic, Inc.	438,268	18,797
Omnicare, Inc.	43,433	1,086
Owens & Minor, Inc.	9,000	361
Patterson Cos., Inc. *	38,800	1,108
Psychiatric Solutions, Inc. *	2,100	46
Quest Diagnostics, Inc.	64,247	3,577
ResMed, Inc. *	26,708	1,366
St. Jude Medical, Inc. *	140,055	5,284
STERIS Corp.	11,000	287
Stryker Corp.	100,854	5,236
Teleflex, Inc.	9,246	529
Thoratec Corp. *	12,100	343
UnitedHealth Group, Inc.	463,412	15,293
Universal Health Services, Inc., Class B	39,074	1,139
Varian Medical Systems, Inc. *	55,271	2,780
VCA Antech, Inc. *	37,554	954
WellPoint, Inc. *	182,623	11,637
Zimmer Holdings, Inc. *	85,912	4,839

		200,906

Household & Personal Products 2.6%
Alberto-Culver Co.	37,750	1,072
Avon Products, Inc.	172,636	5,203
Church & Dwight Co., Inc.	28,997	1,748
Colgate-Palmolive Co.	196,927	15,760
Energizer Holdings, Inc. *	25,100	1,393
Herbalife Ltd.	11,909	463
Kimberly-Clark Corp.	166,584	9,894
NBTY, Inc. *	26,200	1,167
The Clorox Co.	55,525	3,285
The Estee Lauder Cos., Inc., Class A	50,854	2,671
The Procter & Gamble Co.	1,158,719	71,319

		113,975

Insurance 3.7%
Aflac, Inc.	192,613	9,328
Alleghany Corp. *	2,097	548
Allied World Assurance Co. Holdings Ltd.	15,000	671
American Financial Group, Inc.	40,405	1,002
American International Group, Inc. (a)*	42,176	1,022
American National Insurance Co.	5,137	547
Aon Corp.	116,463	4,530
Arch Capital Group Ltd. *	12,000	858
Arthur J. Gallagher & Co.	35,720	805
Aspen Insurance Holdings Ltd.	7,000	186
Assurant, Inc.	51,892	1,631
Axis Capital Holdings Ltd.	48,462	1,396
Berkshire Hathaway, Inc., Class A *	273	31,286
Brown & Brown, Inc.	53,376	939
Cincinnati Financial Corp.	74,417	1,964
CNA Financial Corp. *	3,850	90
Endurance Specialty Holdings Ltd.	7,253	261
Erie Indemnity Co., Class A	17,085	666
Everest Re Group Ltd.	28,420	2,437
Fidelity National Financial, Inc., Class A	96,369	1,243
First American Corp.	40,060	1,185
Genworth Financial, Inc., Class A *	179,539	2,485
Hanover Insurance Group, Inc.	26,400	1,120
HCC Insurance Holdings, Inc.	52,357	1,419
Lincoln National Corp.	118,059	2,902
Loews Corp.	140,958	5,042
Markel Corp. *	3,431	1,115
Marsh & McLennan Cos., Inc.	221,720	4,780
MBIA, Inc. (a)*	30,234	149
Mercury General Corp.	10,735	410
MetLife, Inc.	331,744	11,717
Montpelier Re Holdings Ltd.	16,000	270
Old Republic International Corp.	93,909	994
PartnerRe Ltd.	23,969	1,788
Platinum Underwriters Holdings Ltd.	6,400	232
Principal Financial Group, Inc.	116,909	2,695
ProAssurance Corp. *	7,700	391
Prudential Financial, Inc.	188,497	9,423
Reinsurance Group of America, Inc.	27,310	1,331
RenaissanceRe Holdings Ltd.	26,407	1,431
StanCorp Financial Group, Inc.	24,842	1,068
The Allstate Corp.	235,698	7,054
The Chubb Corp.	143,492	7,175
The Hartford Financial Services Group, Inc.	148,595	3,565
The Progressive Corp. *	294,442	4,882
The Travelers Cos., Inc.	227,247	11,515
Torchmark Corp.	45,077	2,024
Transatlantic Holdings, Inc.	11,745	584
Unum Group	149,814	2,932
Validus Holdings Ltd.	40,441	1,072
W. R. Berkley Corp.	67,125	1,633

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Wesco Financial Corp.	519	183
White Mountains Insurance Group Ltd.	3,213	1,030
XL Capital Ltd., Class A	123,967	2,079

		159,085

Materials 3.7%
Air Products & Chemicals, Inc.	86,678	6,584
Airgas, Inc.	36,451	1,540
AK Steel Holding Corp.	59,000	1,200
Albemarle Corp.	36,900	1,318
Alcoa, Inc.	415,320	5,287
Allegheny Technologies, Inc.	39,752	1,624
AptarGroup, Inc.	34,000	1,206
Ball Corp.	42,788	2,173
Bemis Co., Inc.	48,449	1,360
Cabot Corp.	3,716	96
Celanese Corp., Series A	58,243	1,695
CF Industries Holdings, Inc.	19,000	1,764
Cliffs Natural Resources, Inc.	45,000	1,798
Commercial Metals Co.	51,294	705
Compass Minerals International, Inc.	11,000	694
Crown Holdings, Inc. *	71,376	1,700
Cytec Industries, Inc.	7,300	272
E.I. Du Pont De Nemours & Co.	364,957	11,901
Eastman Chemical Co.	33,091	1,871
Ecolab, Inc.	74,968	3,291
FMC Corp.	32,552	1,658
Freeport-McMoRan Copper & Gold, Inc. *	171,765	11,455
Greif, Inc., Class A	11,000	532
International Flavors & Fragrances, Inc.	36,208	1,440
International Paper Co.	188,607	4,321
Intrepid Potash, Inc. *	1,950	48
Martin Marietta Materials, Inc.	16,849	1,334
MeadWestvaco Corp.	78,583	1,892
Monsanto Co.	216,634	16,438
Nalco Holding Co.	41,943	989
Newmont Mining Corp.	191,508	8,208
Nucor Corp.	129,576	5,287
Olin Corp.	7,500	124
Owens-Illinois, Inc. *	71,577	1,948
Packaging Corp. of America	38,030	838
Pactiv Corp. *	61,660	1,390
PPG Industries, Inc.	71,706	4,208
Praxair, Inc.	124,128	9,349
Reliance Steel & Aluminum Co.	27,322	1,113
Royal Gold, Inc.	11,000	469
RPM International, Inc.	30,000	561
Schnitzer Steel Industries, Inc., Class A	1,000	41
Sealed Air Corp.	73,902	1,466
Sigma-Aldrich Corp.	53,308	2,551
Silgan Holdings, Inc.	2,800	145
Sonoco Products Co.	48,170	1,337
Southern Copper Corp.	74,946	1,996
Steel Dynamics, Inc.	78,000	1,184
Terra Industries, Inc.	40,000	1,264
Terra Nitrogen Co., L.P.	800	81
The Dow Chemical Co.	431,156	11,680
The Lubrizol Corp.	32,160	2,370
The Mosaic Co.	63,695	3,408
The Scotts Miracle-Gro Co., Class A	14,668	582
The Valspar Corp.	44,946	1,190
Titanium Metals Corp. *	5,685	66
United States Steel Corp.	53,768	2,389
Valhi, Inc.	850	14
Vulcan Materials Co.	44,425	1,963
Walter Energy, Inc.	17,000	1,104
Weyerhaeuser Co.	91,815	3,663

		160,175

Media 2.8%
Cablevision Systems Corp., Class A	106,010	2,718
CBS Corp., Class B	294,305	3,805
Clear Channel Outdoor Holdings, Inc., Class A *	1,200	12
Comcast Corp., Class A	1,138,303	18,019
DIRECTV, Class A *	379,325	11,513
Discovery Communications, Inc., Series A *	63,498	1,883
DISH Network Corp., Class A	95,272	1,740
DreamWorks Animation SKG, Inc., Class A *	27,000	1,051
Gannett Co., Inc.	64,654	1,044
Interactive Data Corp.	800	23
John Wiley & Sons, Inc., Class A	13,480	563
Lamar Advertising Co., Class A *	1,570	45
Liberty Global, Inc., Series A *	122,266	3,103
Liberty Media-Starz, Series A *	20,024	939
Morningstar, Inc. *	350	17
News Corp., Class A	906,928	11,436
Omnicom Group, Inc.	131,188	4,631
Regal Entertainment Group, Class A	1,500	22
Scripps Networks Interactive, Class A	32,000	1,367
The Interpublic Group of Cos., Inc. *	179,364	1,159
The McGraw-Hill Cos., Inc.	133,636	4,737
The New York Times Co., Class A *	1,625	21
The Walt Disney Co.	766,220	22,642
The Washington Post Co., Class B	2,526	1,098
Time Warner Cable, Inc.	146,336	6,379
Time Warner, Inc.	467,700	12,838
Viacom Inc., Class B *	254,446	7,415
Virgin Media, Inc.	105,500	1,497

		121,717

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Abbott Laboratories	611,046	32,349
Abraxis BioScience *	250	10
Alexion Pharmaceuticals, Inc. *	34,500	1,600
Allergan, Inc.	126,162	7,254
Amgen, Inc. *	403,360	23,589
Amylin Pharmaceuticals, Inc. *	18,647	335
Bio-Rad Laboratories, Inc., Class A *	2,800	261
Biogen Idec, Inc. *	121,055	6,506
BioMarin Pharmaceutical, Inc. *	19,300	375
Bristol-Myers Squibb Co.	685,539	16,700
Celgene Corp. *	186,546	10,592
Cephalon, Inc. *	27,000	1,724

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Charles River Laboratories International, Inc. *	31,015	1,127
Covance, Inc. *	24,300	1,412
Eli Lilly & Co.	402,871	14,181
Endo Pharmaceuticals Holdings, Inc. *	50,528	1,016
Forest Laboratories, Inc. *	130,046	3,855
Genzyme Corp. *	108,731	5,900
Gilead Sciences, Inc. *	358,612	17,310
Illumina, Inc. *	48,000	1,761
Isis Pharmaceuticals, Inc. *	3,700	41
Johnson & Johnson	1,086,167	68,276
King Pharmaceuticals, Inc. *	79,766	958
Life Technologies Corp. *	75,806	3,768
Merck & Co., Inc.	1,205,998	46,045
Mettler-Toledo International, Inc. *	15,000	1,462
Millipore Corp. *	22,874	1,578
Mylan, Inc. *	113,500	2,069
Myriad Genetics, Inc. *	37,900	891
Onyx Pharmaceuticals, Inc. *	11,000	316
OSI Pharmaceuticals, Inc. *	16,400	561
PerkinElmer, Inc. *	41,900	844
Perrigo Co.	28,000	1,240
Pfizer, Inc.	3,174,011	59,227
Pharmaceutical Product Development, Inc.	47,746	1,115
Regeneron Pharmaceuticals, Inc. *	2,500	67
Sequenom, Inc. (a)*	2,100	8
Techne Corp.	14,163	929
Thermo Fisher Scientific, Inc. *	164,798	7,605
United Therapeutics Corp. *	20,000	1,191
Valeant Pharmaceuticals International *	31,600	1,058
Vertex Pharmaceuticals, Inc. *	66,812	2,566
Warner Chilcott plc, Class A *	39,000	1,066
Waters Corp. *	40,600	2,313
Watson Pharmaceuticals, Inc. *	44,300	1,700

		354,751

Real Estate 1.7%
Alexandria Real Estate Equities, Inc.	13,000	777
AMB Property Corp.	45,825	1,100
Annaly Capital Management, Inc.	229,000	3,980
Apartment Investment & Management Co., Class A	48,218	741
AvalonBay Communities, Inc.	35,849	2,746
Boston Properties, Inc.	55,105	3,575
BRE Properties, Inc.	23,424	751
Brookfield Properties Corp.	83,750	1,002
Camden Property Trust	26,264	1,018
CB Richard Ellis Group, Inc., Class A *	91,937	1,131
Digital Realty Trust, Inc.	28,000	1,344
Douglas Emmett, Inc.	37,000	512
Duke Realty Corp.	78,437	888
Equity Residential	122,072	3,912
Essex Property Trust, Inc.	10,517	838
Federal Realty Investment Trust	24,196	1,558
HCP, Inc.	103,280	2,928
Health Care REIT, Inc.	43,021	1,850
Highwoods Properties, Inc.	26,000	785
Hospitality Properties Trust	33,481	741
Host Hotels & Resorts, Inc. *	246,639	2,614
Kimco Realty Corp.	157,831	1,992
Liberty Property Trust	40,104	1,219
Mack-Cali Realty Corp.	28,347	925
Nationwide Health Properties, Inc.	40,000	1,318
Plum Creek Timber Co., Inc.	76,198	2,756
ProLogis	203,761	2,567
Public Storage	54,709	4,332
Rayonier, Inc.	34,923	1,465
Realty Income Corp. (a)	46,000	1,285
Regency Centers Corp.	32,082	1,074
Senior Housing Properties Trust	33,000	688
Simon Property Group, Inc.	113,550	8,176
SL Green Realty Corp.	26,051	1,185
Taubman Centers, Inc.	12,100	383
The Macerich Co.	33,723	1,040
The St. Joe Co. *	34,800	905
UDR, Inc.	67,862	1,056
Ventas, Inc.	55,419	2,339
Vornado Realty Trust	62,634	4,051
Weingarten Realty Investors	35,002	653

		74,200

Retailing 3.5%
Aaron’s, Inc. (a)	3,400	95
Abercrombie & Fitch Co., Class A	34,819	1,098
Advance Auto Parts, Inc.	40,202	1,586
Aeropostale, Inc. *	26,000	855
Amazon.com, Inc. *	132,141	16,572
American Eagle Outfitters, Inc.	82,585	1,312
AutoNation, Inc. *	9,466	170
AutoZone, Inc. *	12,833	1,990
Barnes & Noble, Inc. (a)	1,118	20
Bed Bath & Beyond, Inc. *	109,720	4,246
Best Buy Co., Inc.	138,926	5,092
Big Lots, Inc. *	37,200	1,057
CarMax, Inc. *	91,100	1,879
Dick’s Sporting Goods, Inc. *	15,400	345
Dollar Tree, Inc. *	40,308	1,996
Expedia, Inc. *	92,609	1,983
Family Dollar Stores, Inc.	60,200	1,859
Foot Locker, Inc.	19,309	218
GameStop Corp., Class A *	70,300	1,390
Genuine Parts Co.	68,030	2,563
Guess?, Inc.	17,000	675
J.C. Penney Co., Inc.	100,422	2,494
Kohl’s Corp. *	124,065	6,249
Liberty Media Corp. - Interactive, Class A *	226,108	2,347
Limited Brands, Inc.	119,023	2,264
LKQ Corp. *	40,000	750
Lowe’s Cos., Inc.	587,896	12,728
Macy’s, Inc.	173,876	2,770
Netflix, Inc. (a)*	21,000	1,307
Nordstrom, Inc.	72,700	2,511
O’Reilly Automotive, Inc. *	54,666	2,066
PetSmart, Inc.	57,695	1,486
Priceline.com, Inc. *	15,000	2,930
RadioShack Corp.	55,940	1,092
Ross Stores, Inc.	56,256	2,584

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Sears Holdings Corp. (a)*	24,394	2,276
Staples, Inc.	291,270	6,833
Target Corp.	299,942	15,378
The Gap, Inc.	201,275	3,840
The Home Depot, Inc.	676,915	18,960
The Sherwin-Williams Co.	42,390	2,685
The TJX Cos., Inc.	173,615	6,599
Tiffany & Co.	53,173	2,159
Urban Outfitters, Inc. *	33,496	1,057

		150,366

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	156,331	1,166
Altera Corp.	132,869	2,833
Analog Devices, Inc.	127,274	3,431
Applied Materials, Inc.	557,889	6,795
Atmel Corp. *	101,800	472
Broadcom Corp., Class A *	175,425	4,687
Cree, Inc. *	30,000	1,677
Intel Corp.	2,196,480	42,612
Intersil Corp., Class A	25,867	349
KLA-Tencor Corp.	66,138	1,865
Lam Research Corp. *	56,300	1,859
Linear Technology Corp.	97,366	2,541
LSI Corp. *	287,898	1,437
Marvell Technology Group Ltd. *	184,362	3,214
Maxim Integrated Products, Inc.	100,000	1,748
MEMC Electronic Materials, Inc. *	85,177	1,072
Microchip Technology, Inc.	82,266	2,123
Micron Technology, Inc. *	274,000	2,389
National Semiconductor Corp.	91,458	1,213
Novellus Systems, Inc. *	50,295	1,051
NVIDIA Corp. *	240,699	3,704
ON Semiconductor Corp. *	105,000	757
Rambus, Inc. *	20,964	460
Silicon Laboratories, Inc. *	12,236	517
Texas Instruments, Inc.	527,775	11,875
Varian Semiconductor Equipment Associates, Inc. *	35,200	1,032
Xilinx, Inc.	119,005	2,806

		105,685

Software & Services 7.6%
Accenture plc, Class A	222,392	9,116
Activision Blizzard, Inc. *	221,838	2,254
Adobe Systems, Inc. *	219,113	7,077
Affiliated Computer Services, Inc., Class A *	38,767	2,385
Akamai Technologies, Inc. *	57,909	1,430
Alliance Data Systems Corp. *	25,871	1,538
ANSYS, Inc. *	28,000	1,172
Autodesk, Inc. *	91,272	2,171
Automatic Data Processing, Inc.	209,751	8,556
BMC Software, Inc. *	81,712	3,157
Broadridge Financial Solutions, Inc.	50,000	1,086
CA, Inc.	168,481	3,713
CACI International, Inc., Class A *	1,800	86
Cadence Design Systems, Inc. *	33,287	193
Citrix Systems, Inc. *	77,800	3,233
Cognizant Technology Solutions Corp., Class A *	118,766	5,185
Computer Sciences Corp. *	64,831	3,326
Compuware Corp. *	120,464	914
Concur Technologies, Inc. *	4,550	181
DST Systems, Inc. *	13,180	598
eBay, Inc. *	449,370	10,345
Electronic Arts, Inc. *	129,381	2,106
Equinix, Inc. *	12,000	1,155
FactSet Research Systems, Inc.	19,000	1,197
Fidelity National Information Services, Inc.	128,808	3,035
Fiserv, Inc. *	67,989	3,062
Gartner, Inc. *	4,500	96
Genpact Ltd. *	1,250	17
Global Payments, Inc.	31,938	1,421
Google, Inc., Class A *	98,121	51,947
Hewitt Associates, Inc., Class A *	40,000	1,579
IAC/InterActiveCorp *	20,730	416
Intuit, Inc. *	138,244	4,093
Jack Henry & Associates, Inc.	34,000	747
Lender Processing Services, Inc.	25,000	969
ManTech International Corp., Class A *	1,100	53
MasterCard, Inc., Class A	32,800	8,197
McAfee, Inc. *	68,929	2,599
MICROS Systems, Inc. *	38,000	1,086
Microsoft Corp.	3,078,138	86,742
NeuStar, Inc., Class A *	16,500	371
Novell, Inc. *	40,024	179
Nuance Communications, Inc. *	60,000	901
Oracle Corp.	1,568,410	36,168
Parametric Technology Corp. *	40,000	662
Paychex, Inc.	137,328	3,981
Red Hat, Inc. *	85,183	2,319
Rovi Corp. *	18,000	520
SAIC, Inc. *	90,000	1,650
Salesforce.com, Inc. *	33,321	2,118
Solera Holdings, Inc.	20,000	662
Sybase, Inc. *	37,000	1,505
Symantec Corp. *	345,089	5,849
Synopsys, Inc. *	68,600	1,459
Total System Services, Inc.	91,500	1,309
VeriSign, Inc. *	67,905	1,556
Visa, Inc., Class A	165,000	13,535
VMware, Inc., Class A *	9,400	427
Western Union Co.	299,340	5,550
Yahoo! Inc. *	545,779	8,192

		327,146

Technology Hardware & Equipment 8.1%
Agilent Technologies, Inc. *	140,231	3,931
Amphenol Corp., Class A	73,820	2,941
Anixter International, Inc. *	1,400	58
Apple, Inc. *	357,914	68,763
Arrow Electronics, Inc. *	52,100	1,369
Avnet, Inc. *	59,546	1,574
AVX Corp.	1,250	15
Brocade Communications Systems, Inc. *	168,000	1,154
Cisco Systems, Inc. *	2,274,315	51,104

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
CommScope, Inc. *	31,100	846
Corning, Inc.	644,263	11,648
Dell, Inc. *	699,949	9,029
Diebold, Inc.	13,318	354
Dolby Laboratories, Inc., Class A *	8,300	418
EchoStar Corp., Class A *	954	18
EMC Corp. *	834,324	13,908
F5 Networks, Inc. *	32,000	1,582
FLIR Systems, Inc. *	50,000	1,479
Harris Corp.	59,296	2,545
Hewlett-Packard Co.	937,068	44,108
Ingram Micro, Inc., Class A *	66,051	1,116
International Business Machines Corp.	519,840	63,623
Itron, Inc. *	10,000	615
Jabil Circuit, Inc.	74,100	1,073
Juniper Networks, Inc. *	216,994	5,388
Lexmark International, Inc., Class A *	17,059	440
Molex, Inc.	41,121	829
Motorola, Inc. *	914,088	5,622
National Instruments Corp.	5,500	162
NCR Corp. *	38,044	455
NetApp, Inc. *	143,400	4,177
Polycom, Inc. *	20,900	469
QLogic Corp. *	23,900	411
QUALCOMM, Inc.	667,978	26,178
SanDisk Corp. *	101,858	2,589
Seagate Technology	211,037	3,531
Tellabs, Inc. *	160,675	1,033
Teradata Corp. *	60,544	1,693
Trimble Navigation Ltd. *	54,500	1,248
Tyco Electronics Ltd.	185,248	4,609
Western Digital Corp. *	95,312	3,621
Xerox Corp.	345,430	3,012
Zebra Technologies Corp., Class A *	3,825	100

		348,838

Telecommunication Services 2.8%
American Tower Corp., Class A *	170,789	7,250
AT&T, Inc.	2,348,077	59,547
CenturyTel, Inc.	134,671	4,580
Clearwire Corp., Class A (a)*	3,850	25
Crown Castle International Corp. *	88,627	3,274
Frontier Communications Corp.	118,358	901
Leap Wireless International, Inc. *	1,480	19
Level 3 Communications, Inc. *	569,140	791
MetroPCS Communications, Inc. *	98,000	552
NII Holdings, Inc. *	61,841	2,025
Qwest Communications International, Inc.	411,635	1,733
SBA Communications Corp., Class A *	40,000	1,324
Sprint Nextel Corp. *	1,203,057	3,946
Telephone & Data Systems, Inc.	48,301	1,524
tw telecom, Inc. *	27,500	424
United States Cellular Corp. *	700	26
Verizon Communications, Inc.	1,129,337	33,225
Windstream Corp.	180,848	1,864

		123,030

Transportation 2.1%
AMR Corp. *	100,651	696
Burlington Northern Santa Fe Corp.	102,481	10,220
C.H. Robinson Worldwide, Inc.	73,448	4,159
Con-way, Inc.	10,708	306
Continental Airlines, Inc., Class B *	45,400	835
CSX Corp.	166,442	7,134
Delta Air Lines, Inc. *	260,000	3,180
Expeditors International of Washington, Inc.	84,098	2,868
FedEx Corp.	128,028	10,031
Heartland Express, Inc.	1,250	17
Hertz Global Holdings, Inc. *	15,600	162
J.B. Hunt Transport Services, Inc.	20,591	631
JetBlue Airways Corp. *	16,500	82
Kansas City Southern *	33,000	980
Kirby Corp. *	19,000	616
Landstar System, Inc.	26,030	945
Norfolk Southern Corp.	158,706	7,469
Ryder System, Inc.	28,064	1,022
Southwest Airlines Co.	329,088	3,729
UAL Corp. *	36,667	448
Union Pacific Corp.	210,582	12,740
United Parcel Service, Inc., Class B	398,375	23,014
UTI Worldwide, Inc.	2,400	33

		91,317

Utilities 3.9%
AGL Resources, Inc.	34,400	1,214
Allegheny Energy, Inc.	75,253	1,577
Alliant Energy Corp.	41,900	1,307
Ameren Corp.	81,485	2,082
American Electric Power Co., Inc.	175,931	6,096
American Water Works Co., Inc.	6,200	135
Amerigas Partners L.P.	1,900	75
Aqua America, Inc.	43,134	716
Atmos Energy Corp.	32,818	906
Calpine Corp. *	133,400	1,461
CenterPoint Energy, Inc.	148,411	2,070
Cleco Corp.	14,700	381
CMS Energy Corp.	83,533	1,267
Consolidated Edison, Inc.	115,406	5,048
Constellation Energy Group, Inc.	78,441	2,532
Dominion Resources, Inc.	239,808	8,983
DPL, Inc.	50,061	1,344
DTE Energy Co.	72,997	3,069
Duke Energy Corp.	522,993	8,645
Dynegy, Inc., Class A *	13,599	22
Edison International	137,354	4,577
Energen Corp.	33,196	1,459
Entergy Corp.	76,622	5,847
EQT Corp.	49,900	2,197
Exelon Corp.	261,856	11,946
FirstEnergy Corp.	127,970	5,582
FPL Group, Inc.	166,708	8,129
Great Plains Energy, Inc.	39,000	697
Hawaiian Electric Industries, Inc.	37,748	747
IDACORP, Inc.	6,000	188
Integrys Energy Group, Inc.	34,155	1,429
ITC Holdings Corp.	17,000	913

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
MDU Resources Group, Inc.	83,917	1,848
Mirant Corp. *	65,902	927
National Fuel Gas Co.	27,047	1,269
New Jersey Resources Corp.	2,700	98
Nicor, Inc.	18,000	729
NiSource, Inc.	126,980	1,809
Northeast Utilities	71,514	1,811
NRG Energy, Inc. *	102,930	2,482
NSTAR	49,512	1,700
NV Energy, Inc.	100,000	1,152
OGE Energy Corp.	29,180	1,057
ONEOK, Inc.	48,062	2,028
Ormat Technologies, Inc.	450	15
Pepco Holdings, Inc.	89,174	1,464
PG&E Corp.	149,837	6,329
Piedmont Natural Gas Co., Inc.	27,000	693
Pinnacle West Capital Corp.	36,487	1,307
PPL Corp.	154,361	4,552
Progress Energy, Inc.	119,185	4,645
Public Service Enterprise Group, Inc.	205,072	6,273
Questar Corp.	73,020	3,029
RRI Energy, Inc. *	145,397	720
SCANA Corp.	48,331	1,721
Sempra Energy	102,678	5,211
Southern Co.	324,518	10,385
Spectra Energy Partners L.P.	600	18
TECO Energy, Inc.	62,117	967
The AES Corp. *	282,702	3,570
UGI Corp.	41,148	1,008
Vectren Corp.	28,000	652
Westar Energy, Inc.	36,000	768
WGL Holdings, Inc.	5,800	184
Wisconsin Energy Corp.	51,618	2,526
Xcel Energy, Inc.	189,009	3,928

		169,516

Total Common Stock (Cost $2,351,972)		4,328,909

	Number	% of Net
Security	of Shares	Assets

Rights 0.0% of net assets

	Number	Value
Security	of Shares	($ x 1,000)

Telecommunication Services 0.0%
Clearwire Corp. *	3,850	2

Total Rights (Cost $—)		2

Other Investment Company 0.0% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	1,068,614	1,069

Total Other Investment Company (Cost $1,069)		1,069

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.04%, 03/18/10 (c)	900	900
0.02%, 03/18/10 (c)	525	525

Total Short-Term Investments (Cost $1,425)		1,425

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Navigator Security Lending Prime Portfolio	14,078,936	14,079

Total Collateral Invested for Securities on Loan (Cost $14,079)		14,079

End of Collateral Invested for Securities on Loan

(All dollar amounts are x 1,000)

At 01/31/10 tax basis cost of the fund’s investments was $2,332,812 and the unrealized appreciation and depreciation were $2,201,704 and ($203,111), respectively, with a net unrealized appreciation of $1,998,593.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 03/19/10	55	2,944	(181)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,328,909	$—	$—	$4,328,909
Rights	2	—	—	2
Other Investment Company	1,069	—	—	1,069
Short-Term Investments(a)		1,425	—	1,425

Total	$4,329,980	$1,425	$—	$4,331,405

Other Financial Instruments
Collateral Invested for Securities on Loan	$14,079	$—	$—	$14,079

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts*	$(181)	$—	$—	$(181)

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46851JAN10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/
Randall W. Merk
Chief Executive Officer
Date: March 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Randall W. Merk
Chief Executive Officer
Date: March 26, 2010

By:	/s/
George Pereira
Principal Financial Officer
Date: March 26, 2010